Average Annual Total Returns{- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - Retail PRO-11 - Fidelity Strategic Dividend & Income Fund	Fidelity Strategic Dividend & Income Fund Return Before Taxes Past 1 year	Fidelity Strategic Dividend & Income Fund Return Before Taxes Past 5 years	Fidelity Strategic Dividend & Income Fund Return Before Taxes Past 10 years	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions Past 1 year	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions Past 5 years	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions Past 10 years	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Strategic Dividend & Income Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0611 Past 1 year	F0611 Past 5 years	F0611 Past 10 years
Total	19.01%	11.68%	11.49%	16.09%	9.60%	9.71%	12.15%	8.72%	8.91%	28.71%	18.47%	16.55%	18.44%	11.68%	11.80%